Class B Shares [Member] Investment Objectives and Goals - Class B Shares - AB Balanced Hedged Allocation Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB VPS Balanced Hedged Allocation Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Portfolio’s investment objective is to maximize total return consistent with the Adviser’s determination of reasonable risk.